Warrant Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Warrant Liabilities [Abstract]
Schedule of Derivative Financial Liabilities Changes in Fair Value	Accordingly, these warrants have been recognized as derivative financial liabilities, with changes in fair value recognized in the consolidated statement of comprehensive income at each reporting date.

Type of Warrants	Issued	Exercise	Written off	Remaining
	Units	Units	Units	Units
June 30, 2026
Esousa Group Holdings, LLC – Pre-funded warrant	401,025	-	-	401,025
Esousa Group Holdings, LLC – Common A warrant	3,667,482	-	-	3,667,482

Type of Warrants	Issued	Exercise	Written off	Remaining
	Units	Units	Units	Units
December 31, 2025
Series A	2,200,000	1,246,992	(953,008)	-
Series B	2,200,000	1,271,992	(928,008)	-
Exchange Listing	250,000	229,453	(20,547)	-
Type of Warrants	Issued	Exercise	Written off	Remaining
	US$	US$	US$	US$
June 30, 2026
Alumni Capital – Convertible notes detachable warrant	2,100,000	57,000	-	2,043,000
Alumni Capital – ELOC detachable warrant	20,250,000	18,569,495	-	1,680,505
Esousa Group Holding, LLC – Pre-funded warrant	1,924,816	-	-	1,924,816
Esousa Group Holdings, LLC – Common A warrant	9,674,817	-	-	9,674,817

Type of Warrants	Issued	Exercise	Written off	Remaining
	US$	US$	US$	US$
December 31, 2025
Alumni Capital – Convertible notes detachable warrant	2,100,000	-	-	2,100,000
Alumni Capital – ELOC detachable warrant	20,250,000	18,569,495	-	1,680,505

Schedule of Fair Value of the Warrant Liabilities	The significant inputs into the model are shown below.

	June 30, 2026		December 31, 2025
Exchange Listing

Share price	US$	-	US$	2.26
Exercise price / warrant	US$	-		4.00
Expected volatility		-	US$	130.14%
Dividend yield		Nil		Nil
Expected term (years)		-		4.24 years
Annual risk-free interest rate		-		3.918%

	June 30, 2026		December 31, 2025
Series A

Share price	US$	-	US$	1.08
Exercise price / warrant	US$	-	US$	1.25
Expected volatility		-		236.94%
Dividend yield		Nil		Nil
Expected term (years)		-		4.00 years
Annual risk-free interest rate		-		3.918%

	June 30, 2026		December 31, 2025
Series B

Share price	US$	-	US$	1.08
Exercise price / warrant	US$	-	US$	1.25
Expected volatility		-		236.94%
Dividend yield		Nil		Nil
Expected term (years)		-		0.5 years
Annual risk-free interest rate		-		3.918%
	June 30, 2026		December 31, 2025
Alumni Capital – Convertible notes detachable warrant

Share price	US$	0.13	US$	0.53
Exercise price / warrant	US$	0.187	US$	0.359
Expected volatility		219.04%		178.65%
Dividend yield		Nil		Nil
Expected term (years)		1.09 year		1.00 year
Annual risk-free interest rate		3.98%		4.15%

	June 30, 2026		December 31, 2025
Alumni Capital – ELOC detachable warrant

Share price	US$	0.13	US$	0.53
Exercise price / warrant	US$	0.187	US$	0.57
Expected volatility		219.04%		178.65%
Dividend yield		Nil		Nil
Expected term (years)		1.09 year		1.58 years
Annual risk-free interest rate		3.98%		4.15%

	June 30, 2026		December 31, 2025
Esousa Group Holdings, LLC – Pre-funded warrant

Share price	US$	2.70	US$	-
Exercise price / warrant		0.0001		-
Expected volatility		210.04%		-%
Dividend yield		Nil		Nil
Expected term (years)		100 years		-
Annual risk-free interest rate		4.90%		-%

	June 30, 2026		December 31, 2025
Esousa Group Holdings, LLC – Common A warrant

Share price	US$	2.64	US$	-
Exercise price / warrant	US$	5.62	US$	-
Expected volatility		219.04%		-%
Dividend yield		Nil		Nil
Expected term (years)		4.68 year		-
Annual risk-free interest rate		4.19%		-%

Schedule of Movement of Fair Value of Warrant Liabilities

Movement of the fair value of the warrant liabilities during the year is as follows:

	June 30, 2026	December 31, 2025
	US$	US$

At beginning of the year	2,625,440	33,305
Additional	2,470,114	2,758,696
Exercised	-	(228,271)
Fair value change	(877,364)	95,015
Written off	-	(33,305)
At end of the year	4,218,190	2,625,440